PGIM Corporate Bond 0-5 Year ETF N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PGIM ETF TRUST
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Oct. 30, 2026